Deposits, Prepayment and Other Receivables, Net - Schedule of Movement of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Movement of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ (4)	$ (14)
Provision during the year	(1)
Reversal of provision (Provision)		10
Ending balance	$ (5)	$ (4)